Financial Liabilities at FVTPL (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Liabilities at FVTPL [Line Items]
Warrant liability (in Dollars)	$ 5,076,000	$ 5,095,000
Warrants outstanding	5,300,000
Exercisable price	$ 11.5
Warrants [member]
Financial Liabilities at FVTPL [Line Items]
Warrants issued	16,220,000
Warrants issued by TGE SPAC [Member]
Financial Liabilities at FVTPL [Line Items]
Warrants issued	9,264,706